CONVERTIBLE DEBENTURES	9 Months Ended
Sep. 30, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 6 – CONVERTIBLE DEBENTURES

On June 22, 2011, pursuant to a Securities Purchase Agreement, dated as of June 16, 2011, with several institutional investors, we completed a private placement of our original issue discount convertible debentures (referred to as the convertible debentures), receiving gross proceeds of $3,500,000.  Each convertible debenture was issued at a price equal to 85% of its principal amount.  The convertible debentures mature two years after the date of their issuance and do not bear regularly scheduled interest.  Investors may convert their convertible debentures into shares of our common stock at any time and from time to time on or before the maturity date, at a conversion price of $11.00 per share.

The convertible debentures will mandatorily convert at our option into shares of our common stock at the conversion price, if the closing bid price for the common stock exceeds $30.00 per share for a period of 10 consecutive trading days, provided that such underlying shares have been fully registered for resale with the U.S. Securities and Exchange Commission (SEC).

The convertible debentures are unsecured, general obligations of our company, and rank pari passu with our other unsecured and unsubordinated liabilities.  The convertible debentures are not redeemable or subject to voluntary prepayment by us prior to maturity.  The convertible debentures are identical for all of the investors except for principal amount.

The investors agreed not to convert their convertible debentures or exercise their warrants, and we will not be permitted to require a mandatory conversion, to the extent such conversion, exercise or issuance would result in beneficial ownership of more than 4.99% of our outstanding shares at such time.

Events of default under the convertible debentures include:

•              failure to pay principal or any liquidated damages on any convertible debenture when due;

•              failure to perform other covenants under the convertible debentures that is not cured five trading days after notice by holders;

•              default under the other financing documents, subject to any grace or cure period provided in the applicable agreement, document or instrument;

•              certain events of bankruptcy or insolvency of our company or any significant subsidiary;

•              any default by our company or any subsidiary under any instrument in excess of $150,000 that results in such obligation becoming due and payable prior to maturity;

•              we become party to a change of control transaction, or dispose of greater than 50% of our assets; and

•              failure to deliver common stock certificates to a holder prior to the tenth trading day after a convertible debenture conversion date.

Upon an event of default, the outstanding principal amount of the convertible debentures, plus a default premium, shall become immediately due and payable to the holders of the convertible debentures.

The convertible debentures contain various covenants that limit our ability to:

•              incur additional indebtedness, other than permitted indebtedness as defined in the convertible debenture;

•              incur specified liens, other than permitted liens as defined in the convertible debenture;

•              amend our certificate of incorporation or by-laws in a material adverse manner to the holders; and

•              repay or repurchase more than a de minimus number of shares of our common stock.

As part of the financing, we also agreed not to undertake a reverse or forward stock split or reclassification of our common stock until the one-year anniversary of the closing date, except with the consent of a majority in interest of the holders or in connection with an up-listing of our common stock onto a trading market other than the OTC Bulletin Board.
We also issued to the investors five-year warrants to purchase up to 187,175 shares of our common stock at an exercise price of $13.00 per share.  The warrants may be exercised on a cashless basis at any time after the earlier of (i) one year after the date of their issuance or (ii) the completion of the applicable holding period required by Rule 144 in the event the underlying shares have not been fully registered for resale with the SEC.  The warrants are not callable.  Neither the warrants nor the convertible debentures contain a provision for anti-dilution adjustments in the event of a subsequent equity financing at a price less than the respective warrant exercise price or convertible debenture conversion price.

Pursuant to a Registration Rights Agreement, dated as of June 16, 2011, with the investors, we agreed to file a shelf registration statement covering the resale of the shares of common stock issuable upon the conversion of the convertible debentures and exercise of the warrants within 30 days after the closing, use our best efforts to cause the shelf registration statement to be declared effective within 90 days after the closing (or 120 days in the event of a “full review” by the SEC), and keep the shelf registration statement effective until the underlying shares have been sold or may be sold without volume or manner of sale restrictions pursuant to Rule 144 under the Securities Act of 1933 and if we are unable to comply with this covenant, we will be required to pay liquidated damages to the investors in the amount of 1.5% of the investors’ purchase price per month during such non-compliance (capped at a maximum of 10% of the purchase price), with such liquidated damages payable in cash.  We filed the registration statement on July 15, 2011 and it was declared effective on July 26, 2011.  We evaluated any liability under the registration rights agreement at September 30, 2011 and determined no accrual was necessary.

The carrying value at September 30, 2011 and June 22, 2011 (inception) of the convertible debentures is as follows:

	September 30, 2011	June 22, 2011 (Issue Date)
Face amount	$4,117,750	$4,117,750
Original issue discount	(539,015)	(617,750)
	3,578,735	3,500,000
Beneficial conversion feature and warrant allocation	(1,292,071)	(1,447,812)
Carrying value	$2,286,664	$2,052,188

The original issue discount of the convertible debentures is being amortized over their two-year life.

The proceeds were first allocated between the convertible debentures and the warrants based upon their relative fair values. The estimated fair value of the warrants issued with the convertible debentures of $1,018,582 was calculated using the Black-Scholes option pricing model and the following assumptions: market price of common stock – $9.00 per share; estimated volatility – 84.6%; risk-free interest rate – 1.58%, expected dividend rate – 0% and expected life – 5.0 years. This resulted in allocating $788,972 to the warrants and $2,711,028 to the convertible debentures.

Next, the intrinsic value of the beneficial conversion feature was computed as the difference between the fair value of the common stock issuable upon conversion of the convertible debentures and the total price to convert based on the effective conversion price. This resulted in allocating $658,840 to the beneficial conversion feature. The resulting $1,447,812 discount to the convertible debentures is being amortized over the two-year term of the convertible debentures using the effective interest method.

In conjunction with the placement of the convertible debentures, we paid our investment banker $245,000 as a placement fee and issued five-year warrants to purchase 26,205 shares of our common stock at an exercise price of $13.00 per share.  All terms are identical to the warrants issued to the holders of the convertible debentures. The estimated fair value of the warrants issued with the convertible debentures of $142,601 was calculated using the Black-Scholes option pricing model and the following assumptions: market price of common stock – $9.00 per share; estimated volatility – 84.6%; risk-free interest rate – 1.58%, expected dividend rate – 0% and expected life – 5.0 years.  In addition, we incurred legal and other costs of $53,500 paid in cash.  These costs, totaling $441,101 were recorded as loan costs on the accompanying balance sheet on the date of issuance and are being amortized to interest expense using the straight line method, which approximates the effective interest method, over the two-year term of the convertible debentures.

Interest expense related to the convertible debentures is as follows:

	Nine months ended September 30,
	2011	2010
Amortization of original issue discount	$78,735	$-
Amortization of beneficial conversion feature and warrant allocation	155,741	-
Amortization of loan costs	60,342	-
	$294,818	$-